Note 18 - Private Placement Offering (Details Textual) $ / shares in Units, $ in Millions	Jan. 19, 2016 USD ($) $ / shares shares
Securities Purchase Agreement, Units Issued | shares	2,787,872
Number of Common Stock Per Unit | shares	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	0.75
Number of Private Investors	20
Securities Purchase Agreement, Purchase Price	$ 1.24375
Securities Purchase Agreement, Gross Proceeds | $	$ 3.5
Securities Purchase Agreement, Net Proceeds | $	$ 3.1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.15
Warrant Term	5 years
Emerging Growth Equities, Ltd [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.15
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	292,727
Common Stock [Member]
Securities Purchase Agreement, Purchase Price	$ 1.15
Warrant [Member]
Securities Purchase Agreement, Purchase Price	0.09375
Securities Purchase Agreement, Price of One Common Share	$ 0.125